Goodwill and other intangible assets	9 Months Ended
Sep. 30, 2023
Goodwill And Intangible Assets [Abstract]
Goodwill and other intangible assets	Goodwill and other intangible assetsDuring the nine months ended September 30, 2023 the Group acquired assets at a cost of £189,000 relating to computer software. There were no disposals in the period. The amortisation charge for the period of £3,499,000 consisted of £35,000 relating to computer equipment, £11,000 relating to patents and £3,452,000 relating to acquired intellectual property. The residual movement in the net book value of goodwill and intangible assets relates to the foreign currency translation of assets relating to the Group’s Austrian business. No impairment charge was recognised in the period.